Summary of Principal Accounting Policies - Revenue Recognition - Additional Information (Details1) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Revenue
Contract liabilities	¥ 15,851,141	¥ 31,672,695
Contract liabilities within one year
Revenue
Contract liabilities	¥ 14,393,594	¥ 18,963,227
Contract liabilities within one year | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-01-01
Revenue
Performance obligation, expected timing of satisfaction, period	1 year	1 year
Contract liabilities over one year to two years | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-01-01
Revenue
Contract liabilities	¥ 1,457,547	¥ 12,709,468
Contract liabilities over one year to two years | Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-01-01
Revenue
Performance obligation, expected timing of satisfaction, period	1 year	1 year
Contract liabilities over one year to two years | Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-01-01
Revenue
Performance obligation, expected timing of satisfaction, period	2 years	2 years